Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Aug. 14, 2024	Jul. 17, 2024
Subsequent Events [Line Items]
Shareholders shares required to issue	5,000,000
Restricted sponsor shares	3,000,000
Cyber Technology Services, Inc. [Member]
Subsequent Events [Line Items]
Acquisition percentage		100.00%
Total base consideration (in Dollars)		$ 3,750
Share price (in Dollars per share)	$ 12.5